Warrant Liability - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Private placement warrants redemption description	if the closing price of our Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants.
Haymaker III
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights outstanding	$ 11.5
Warrants and rights expire date	May 26, 2027
Warrants and rights outstanding term	5 years
Number of days following its initial business combination until the expiration of the warrants	60 days
Class of warrants redemption price per unit	$ 0.01
Number of consecutive trading days for determining the share price	30 days
Public warrants redeemed		$ 0
Private Placement Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues	233,333
Shares issued, price per share	$ 1.5
Stock issued during period value issued for services	$ 350,000
Private Placement Warrants | Haymaker III | Sponsor
Class of Warrant or Right [Line Items]
Stock issued during period, shares, new issues	5,333,333
Number of warrants or rights outstanding	5,566,666
Public Warrants Member | Haymaker III
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding	7,937,466
Common Class A | Share Price Equal Or Exceeds 10.00 Rupees Per Dollar
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering	30 days
Class of warrants redemption price per unit	$ 0.1
Share Price	$ 10
Class of warrant or right minimum notice period For Redemption	20 days
Common Class A | Share price equal or exceeds 18.00 Rs per dollar
Class of Warrant or Right [Line Items]
Share Price	$ 18
Number of consecutive trading days for determining the share price	20 days
Common Class A | Haymaker III
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering	15 days
Class of warrants or rights transfers restriction on number of days from the date of business combination	60 days
Common Class A | Haymaker III | Sponsor
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering	30 days
Common Class A | Haymaker III | Share price equal or exceeds 18.00 Rs per dollar
Class of Warrant or Right [Line Items]
Share redemption trigger price	$ 18
Class of warrant or right exercise price adjustment percentage higher of market value	180.00%
Common Class A | Haymaker III | Share Price Equal or Less 9.2 Rs per dollar
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights outstanding	$ 9.2
Share redemption trigger price	$ 9.2
Minimum gross proceeds required from issuance of equity	60.00%
Class of warrant or right minimum notice period For Redemption	20 days
Class of warrant or right exercise price adjustment percentage higher of market value	115.00%
Common Class A | Redeemable Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days	30 days
Number of securities called by warrants or rights	1
Common Class A | Private Placement Warrants | Haymaker III
Class of Warrant or Right [Line Items]
Shares issued, price per share	$ 11.5